Other Assets and Liabilities (Details of Other Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Other Assets and Other Liabilities [Line Items]
Accounts receivable from brokers, dealers and customers for securities transactions	[1]	¥ 1,356,005	¥ 1,578,952
Accounts payable to brokers, dealers and customers for securities transactions	[1]	1,986,580	1,410,785
Consolidated VIEs
Other Assets and Other Liabilities [Line Items]
Accounts receivable from brokers, dealers and customers for securities transactions		372,799	372,395
Accounts payable to brokers, dealers and customers for securities transactions		¥ 446,935	¥ 422,060

[1]	Receivables from brokers, dealers and customers for securities transactions included ¥372,395 million and ¥372,799 million of such receivables of consolidated VIEs at March 31, 2018 and September 30, 2018, respectively. Payables to brokers, dealers and customers for securities transactions included ¥422,060 million and ¥446,935 million of such payables of consolidated VIEs at March 31, 2018 and September 30, 2018, respectively.